Cover	Nov. 30, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 1, 2021, enVVeno Medical Corporation (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s Annual Meeting of Stockholders (the “Annual Meeting”) held on November 30, 2021. This Form 8-K/A is being filed for the sole purpose of correcting the number of votes received for each of the proposals. There is no change to the results of any of the proposals.
Document Period End Date	Nov. 30, 2021
Entity File Number	001-38325
Entity Registrant Name	enVVeno Medical Corporation
Entity Central Index Key	0001661053
Entity Tax Identification Number	33-0936180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	70 Doppler
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	261-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock, par value $0.00001 per share
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	NVNO
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	NVNOW
Security Exchange Name	NASDAQ